Trade accounts and other receivables from unrelated parties - Ageing analysis of trade accounts and other receivables from unrelated parties and the allowance for doubtful accounts (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ 3,409,061	€ 3,153,045
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,029,791	1,801,990
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	828,727	825,691
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	202,770	191,859
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	193,170	198,085
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	154,603	135,420
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	3,572,990	3,295,417
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,042,024	1,809,658
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	834,638	829,895
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	206,903	195,724
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	205,436	208,653
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	283,989	251,487
Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(163,929)	(142,372)
Allowances/Expected credit losses | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(12,233)	(7,668)
Allowances/Expected credit losses | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(5,911)	(4,204)
Allowances/Expected credit losses | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(4,133)	(3,865)
Allowances/Expected credit losses | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(12,266)	(10,568)
Allowances/Expected credit losses | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ (129,386)	€ (116,067)